Suspended Exploratory Well Costs (Tables)	12 Months Ended
Dec. 31, 2018
Capitalized Exploratory Well Costs [Abstract]
Suspended Exploratory Well Costs Rollforward
The following summarizes the changes in suspended exploratory well costs at December 31 for each of the last three years:

millions	2018	2017	2016
Balance at January 1	$525	$1,230	$1,124
Additions pending the determination of proved reserves (1)	90	349	490
Divestitures and other	(38)	(36)	(11)
Reclassifications to proved properties	(132)	(41)	(50)
Charges to exploration expense	(1)	(977)	(323)
Balance at December 31	$444	$525	$1,230

(1)	Excludes amounts capitalized and subsequently charged to expense within the same year.

Schedule of Aging of Capitalized Exploratory Well Costs
The following provides an aging of suspended well balances at December 31:

millions	2018	2017	2016
Exploratory well costs capitalized for a period of one year or less	$152	$201	$460
Exploratory well costs capitalized for a period greater than one year	292	324	770
Balance at December 31	$444	$525	$1,230

7. Suspended Exploratory Well Costs (Continued)

The following summarizes a further aging by geographic area of those exploratory well costs that have been capitalized for a period greater than one year since the completion of drilling at December 31, 2018:

millions except projects	Number of Projects	Total	2017	2016	2015 and prior
U.S. onshore	1	$2	$—	$—	$2
U.S. offshore	1	73	(1)	74	—
International	3	217	11	14	192
	5	$292	$10	$88	$194